Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of overview of financial instruments

	Measurement category	Carrying amount
		At December 31,
(in thousands of $)		2021	2020 (*)	2019 (*)
Financial assets — non-current	FVTPL	$17,459	$6,307	$2,916
Financial assets — non-current	FVTOCI	35,710	—	—
Research and development incentive receivables — non-current	Amortised cost	32,707	20,626	9,624
Restricted cash — non-current	Amortised cost	1,707	1,509	708
Trade and other receivables	Amortised cost	38,221	6,978	31,585
Financial assets—current	FVTPL	73,052	130,290	804,099
Financial assets—current	Amortised cost	929,000	649,359	324,400
Research and development incentive receivables — current	Amortised cost	—	463	293
Cash and bank balances	Amortised cost	242,494	297,156	116,531
Cash equivalents	FVTPL	997,092	858,291	—
Cash equivalents	Amortised cost	95,090	61,356	255,631
Trade and other payables	Amortised cost	293,415	275,192	95,827

(*) The historical consolidated financial information for 2020 and 2019 presented in this disclosure note has been adjusted to present the breakdown of current financial assets that are measured at FVTPL and amortized cost.

Schedule of assets at fair value

	At December 31, 2021
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$35,710	$—	$17,459
Current financial assets	73,052	—	—
Cash Equivalents	997,092	—	—
Assets carried at fair value	$1,105,854	$—	$17,459

	At December 31, 2020 (*)
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$—	$—	$6,307
Current financial assets	130,290	—	—
Cash Equivalents	858,291	—	—
Assets carried at fair value	$988,581	$—	$6,307

(*) The historical consolidated financial information for 2020 presented in this disclosure note has been adjusted to correct for the amounts of current financial assets that are measured at fair value.

	At December 31, 2019 (*)
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$—	$—	$2,916
Current financial assets	804,099	—	—
Assets carried at fair value	$804,099	$—	$2,916

(*) The historical consolidated financial information for 2019 presented in this disclosure note has been adjusted to correct for the amounts of current financial assets that are measured at fair value.

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of $)	2021	2020	2019
EUR	591,887	703,016	578,483
JPY	6,316	264	856
GBP	1,237	48	4
CHF	727	2	1